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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 6 of its series Evergreen; Blue Chip, Equity Income, Growth and Income, Large Cap Value, Small Cap Value and Special Values Funds, for the quarter ended April 30, 2005. These 6 series have an July 31 fiscal year end.
Date of reporting period:	April 30, 2005

Item 1 – Schedule of Investments

EVERGREEN BLUE CHIP FUND† SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 9.7%
Internet & Catalog Retail 1.0%
Amazon.com, Inc. *	75,125	$2,431,045
eBay, Inc. *	28,938	918,203

		3,349,248

Media 2.0%
Comcast Corp., Class A *	76,788	2,465,662
Omnicom Group, Inc.	29,241	2,424,079
Viacom, Inc., Class B	49,408	1,710,505

		6,600,246

Multi-line Retail 1.9%
J.C. Penney Co., Inc.	38,700	1,834,767
Nordstrom, Inc.	82,998	4,218,788

		6,053,555

Specialty Retail 3.0%
Best Buy Co., Inc.	67,878	3,416,979
Chico's FAS, Inc. *	71,650	1,836,389
Lowe's Companies, Inc.	83,653	4,359,158

		9,612,526

Textiles, Apparel & Luxury Goods 1.8%
Nike, Inc., Class B	40,853	3,137,919
Polo Ralph Lauren Corp., Class A	74,038	2,598,734

		5,736,653

CONSUMER STAPLES 9.3%
Beverages 2.3%
Diageo plc	218,520	3,236,755
PepsiCo, Inc.	76,626	4,263,471

		7,500,226

Food & Staples Retailing 3.6%
BJ's Wholesale Club, Inc. *	129,008	3,438,063
CVS Corp.	96,286	4,966,432
Wal-Mart Stores, Inc.	68,271	3,218,295

		11,622,790

Food Products 0.9%
General Mills, Inc.	56,011	2,766,943

Household Products 2.5%
Colgate-Palmolive Co.	70,728	3,521,547
Procter & Gamble Co.	82,171	4,449,560

		7,971,107

ENERGY 8.2%
Energy Equipment & Services 0.6%
Schlumberger, Ltd.	29,181	1,996,272

Oil, Gas & Consumable Fuels 7.6%
Apache Corp.	82,282	4,631,654
BP plc, ADR	106,795	6,503,816
Exxon Mobil Corp.	192,075	10,954,037
Occidental Petroleum Corp.	36,718	2,533,542

		24,623,049

[1]

EVERGREEN BLUE CHIP FUND† SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 18.7%
Capital Markets 3.8%
Bank of New York Co.	79,200	$2,212,848
Goldman Sachs Group, Inc.	35,979	3,842,197
Morgan Stanley	86,475	4,550,315
T. Rowe Price Group, Inc.	33,272	1,835,616

		12,440,976

Commercial Banks 5.5%
Bank of America Corp.	159,168	7,168,927
North Fork Bancorp, Inc.	72,145	2,030,882
U.S. Bancorp	61,805	1,724,359
Wells Fargo & Co.	59,801	3,584,472
Zions Bancorp	48,655	3,407,310

		17,915,950

Consumer Finance 2.3%
American Express Co.	89,726	4,728,560
Capital One Financial Corp.	35,979	2,550,552

		7,279,112

Diversified Financial Services 5.3%
Citigroup, Inc.	256,538	12,047,024
JPMorgan Chase & Co.	139,404	4,947,448

		16,994,472

Insurance 1.2%
American International Group, Inc.	77,434	3,937,519

Thrifts & Mortgage Finance 0.6%
Fannie Mae	33,371	1,800,365

HEALTH CARE 15.5%
Biotechnology 1.8%
Amgen, Inc. *	64,008	3,725,906
Genentech, Inc. *	29,078	2,062,793

		5,788,699

Health Care Equipment & Supplies 1.6%
Medtronic, Inc.	44,069	2,322,436
Zimmer Holdings, Inc. *	33,480	2,725,942

		5,048,378

Health Care Providers & Services 4.5%
Aetna, Inc.	83,260	6,108,786
Caremark Rx, Inc. *	113,754	4,555,848
WellPoint, Inc. *	29,911	3,821,130

		14,485,764

Pharmaceuticals 7.6%
Abbott Laboratories	80,589	3,961,755
Bristol-Myers Squibb Co.	63,382	1,647,932
Eli Lilly & Co.	31,244	1,826,837
Johnson & Johnson	126,936	8,711,618
Pfizer, Inc.	231,024	6,276,922
Wyeth	47,741	2,145,480

		24,570,544

[2]

EVERGREEN BLUE CHIP FUND† SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.8%
Aerospace & Defense 2.9%
Lockheed Martin Corp.	81,556	$4,970,838
United Technologies Corp.	45,252	4,603,034

		9,573,872

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	35,636	2,541,203

Electrical Equipment 0.6%
Rockwell Automation, Inc.	41,878	1,936,020

Industrial Conglomerates 6.9%
3M Co.	14,000	1,070,580
General Electric Co.	446,991	16,181,074
Tyco International, Ltd.	160,268	5,017,991

		22,269,645

Machinery 0.6%
Deere & Co.	29,876	1,868,445

INFORMATION TECHNOLOGY 17.5%
Communications Equipment 3.8%
Cisco Systems, Inc. *	162,777	2,812,787
Corning, Inc. *	181,879	2,500,836
Motorola, Inc.	181,306	2,781,234
QUALCOMM, Inc.	122,599	4,277,479

		12,372,336

Computers & Peripherals 3.2%
Dell, Inc. *	75,236	2,620,470
Hewlett-Packard Co.	128,397	2,628,287
International Business Machines Corp.	42,382	3,237,137
Lexmark International, Inc., Class A *	27,745	1,926,890

		10,412,784

IT Services 1.5%
Accenture, Ltd., Class A *	145,407	3,155,332
Cognizant Technology Solutions Corp., Class A *	37,474	1,574,283

		4,729,615

Semiconductors & Semiconductor Equipment 3.7%
Altera Corp. *	264,334	5,479,644
Intel Corp.	126,570	2,976,927
Texas Instruments, Inc.	137,517	3,432,424

		11,888,995

Software 5.3%
Cadence Design Systems, Inc. *	151,288	2,118,032
Microsoft Corp.	313,781	7,938,659
Oracle Corp. *	610,661	7,059,241

		17,115,932

MATERIALS 4.0%
Chemicals 2.3%
Air Products & Chemicals, Inc.	61,515	3,612,776
PPG Industries, Inc.	54,337	3,670,464

		7,283,240

Metals & Mining 0.9%
Alcoa, Inc.	102,115	2,963,377

Paper & Forest Products 0.8%
Weyerhaeuser Co.	37,355	2,562,927

[3]

EVERGREEN BLUE CHIP FUND† SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.4%
Sprint Corp.	74,000	$1,647,240
Verizon Communications, Inc.	172,851	6,188,066

		7,835,306

Wireless Telecommunication Services 0.5%
Vodafone Group plc, ADR	61,672	1,612,106

UTILITIES 1.3%
Electric Utilities 1.3%
DPL, Inc.	32,129	817,362
Exelon Corp.	36,000	1,782,000
TXU Corp.	19,303	1,656,004

		4,255,366

Total Common Stocks (cost $279,539,998)		319,315,563

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $3,749,391)	3,749,391	3,749,391

Total Investments (cost $283,289,389) 100.1%		323,064,954
Other Assets and Liabilities (0.1%)		(172,940)

Net Assets 100.0%		$322,892,014

†

Effective at the close of business on June 10, 2005, Evergreen Fundamental Large Cap Fund (formerly, Evergreen Growth & Income Fund) acquired the net assets of Evergreen Blue Chip Fund (“the Fund”) in a tax-free exchange for shares of the Evergreen Fundamental Large Cap Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Fundamental Large Cap Fund.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $289,426,617. The gross unrealized appreciation and depreciation based on tax cost was $40,926,953 and $7,288,616, respectively, with a net unrealized appreciation of $33,638,337.

[4]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 90.6%
CONSUMER DISCRETIONARY 7.5%
Hotels, Restaurants & Leisure 0.6%
Triarc Companies, Inc., Class A þ	519,539	$7,195,615

Leisure Equipment & Products 0.8%
Eastman Kodak Co.	394,200	9,855,000

Media 1.9%
Lamar Advertising Co., Class A *	309,500	11,569,110
Omnicom Group, Inc.	160,900	13,338,610

		24,907,720

Multi-line Retail 2.3%
J.C. Penney Co., Inc.	382,695	18,143,570
Target Corp.	236,088	10,956,844

		29,100,414

Specialty Retail 1.9%
Gap, Inc.	482,868	10,309,232
Lowe's Companies, Inc.	114,093	5,945,386
Zale Corp. *	286,200	7,735,986

		23,990,604

CONSUMER STAPLES 8.6%
Beverages 1.5%
Diageo plc	800,000	11,849,735
PepsiCo, Inc.	126,200	7,021,768

		18,871,503

Food & Staples Retailing 1.2%
BJ's Wholesale Club, Inc. *	351,542	9,368,594
Wal-Mart Stores, Inc.	133,200	6,279,048

		15,647,642

Food Products 0.5%
Sara Lee Corp.	296,391	6,339,804

Household Products 1.2%
Colgate-Palmolive Co.	305,200	15,195,908

Personal Products 0.8%
Estee Lauder Companies, Inc., Class A	263,000	10,101,830

Tobacco 3.4%
Altria Group, Inc.	653,885	42,495,986

ENERGY 10.3%
Energy Equipment & Services 0.7%
Schlumberger, Ltd.	127,200	8,701,752

Oil, Gas & Consumable Fuels 9.6%
BP plc, ADR	654,522	39,860,390
ConocoPhillips	194,200	20,361,870
Devon Energy Corp.	124,900	5,641,733
Exxon Mobil Corp.	305,938	17,447,644
Kerr-McGee Corp. þ	172,292	13,369,859
Occidental Petroleum Corp.	363,900	25,109,100

		121,790,596

FINANCIALS 23.3%
Capital Markets 3.5%
A.G. Edwards, Inc. þ	224,300	8,906,953
Bank of New York Co.	447,200	12,494,768
Knight Trading Group, Inc. þ *	1,305,654	11,006,663
Merrill Lynch & Co., Inc.	218,000	11,756,740

		44,165,124

[1]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 4.4%
Bank of America Corp.	661,700	$29,802,968
HSBC Holdings plc, ADR þ	82,000	6,564,100
U.S. Bancorp	430,600	12,013,740
Wells Fargo & Co.	130,800	7,840,152

		56,220,960

Consumer Finance 0.2%
First Marblehead Corp. þ	68,146	2,625,665

Diversified Financial Services 6.1%
Citigroup, Inc.	947,858	44,511,412
JPMorgan Chase & Co.	926,300	32,874,387

		77,385,799

Insurance 4.9%
American International Group, Inc.	433,773	22,057,357
Assured Guaranty, Ltd.	790,000	15,057,400
Hartford Financial Services Group, Inc.	166,990	12,085,066
Marsh & McLennan Co.	461,600	12,938,648

		62,138,471

Real Estate 1.8%
Boston Properties, Inc. REIT	89,700	5,962,359
Global Signal, Inc. REIT þ	223,333	6,664,257
New Century Financial Corp. REIT þ	217,982	9,907,282

		22,533,898

Thrifts & Mortgage Finance 2.4%
Fannie Mae	303,051	16,349,602
Washington Mutual, Inc.	335,194	13,850,216

		30,199,818

HEALTH CARE 9.5%
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	299,700	11,118,870

Health Care Providers & Services 0.8%
WellPoint, Inc. *	80,996	10,347,239

Pharmaceuticals 7.8%
Abbott Laboratories	338,600	16,645,576
Bristol-Myers Squibb Co.	872,345	22,680,970
Johnson & Johnson	164,841	11,313,038
Merck & Co., Inc.	242,200	8,210,580
Pfizer, Inc.	657,919	17,875,659
Schering-Plough Corp.	400,472	8,357,851
Wyeth	314,550	14,135,877

		99,219,551

INDUSTRIALS 8.9%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	206,300	12,573,985

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	173,800	12,393,678

Airlines 0.4%
Southwest Airlines Co.	353,100	5,254,128

[2]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 1.1%
CDI Corp. þ	327,100	$7,232,181
R.R. Donnelley & Sons Co.	216,700	7,131,597

		14,363,778

Industrial Conglomerates 3.2%
3M Co.	106,500	8,144,055
General Electric Co.	899,400	32,558,280

		40,702,335

Machinery 1.2%
Caterpillar, Inc.	72,600	6,392,430
Deere & Co.	139,200	8,705,568

		15,097,998

Road & Rail 1.0%
Laidlaw International, Inc. þ *	540,373	12,098,951

INFORMATION TECHNOLOGY 8.1%
Computers & Peripherals 1.2%
Hewlett-Packard Co.	386,400	7,909,608
Lexmark International, Inc., Class A *	102,700	7,132,515

		15,042,123

IT Services 0.5%
Accenture, Ltd., Class A *	295,000	6,401,500

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp. *	718,150	14,887,250
Texas Instruments, Inc.	418,200	10,438,272

		25,325,522

Software 4.4%
BEA Systems, Inc. *	1,050,656	7,249,526
Cadence Design Systems, Inc. *	546,700	7,653,800
Citrix Systems, Inc.	311,600	7,011,000
Oracle Corp. *	3,008,300	34,775,948

		56,690,274

MATERIALS 6.1%
Chemicals 2.5%
Air Products & Chemicals, Inc.	82,300	4,833,479
Dow Chemical Co.	130,300	5,984,679
Lyondell Chemical Co.	223,867	5,616,823
PPG Industries, Inc.	135,600	9,159,780
Spartech Corp. þ	284,000	5,529,480

		31,124,241

Containers & Packaging 1.6%
Owens-Illinois, Inc. *	362,800	8,895,856
Temple-Inland, Inc. þ	357,000	12,048,750

		20,944,606

Metals & Mining 1.1%
Alcoa, Inc.	206,900	6,004,238
Freeport-McMoRan Copper & Gold, Inc., Class B þ	213,800	7,410,308

		13,414,546

Paper & Forest Products 0.9%
MeadWestvaco Corp.	193,800	5,707,410
Weyerhaeuser Co.	85,300	5,852,433

		11,559,843

[3]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.7%
ALLTEL Corp.	185,274	$10,553,207
AT&T Corp.	533,400	10,203,942
BellSouth Corp.	328,506	8,702,124
Sprint Corp.	457,300	10,179,498
Verizon Communications, Inc.	181,355	6,492,509

		46,131,280

Wireless Telecommunication Services 0.2%
Leap Wireless International, Inc. þ	120,018	2,849,227

UTILITIES 4.4%
Electric Utilities 3.9%
Allete, Inc. þ	130,666	5,444,853
DPL, Inc.	324,000	8,242,560
Entergy Corp.	79,400	5,820,020
Exelon Corp.	144,200	7,137,900
FirstEnergy Corp.	138,500	6,027,520
Pinnacle West Capital Corp.	91,900	3,850,610
TXU Corp.	146,033	12,528,171

		49,051,634

Multi-Utilities 0.5%
Aquila, Inc. þ *	1,822,796	6,270,418

Total Common Stocks (cost $1,043,010,567)		1,147,439,836

CONVERTIBLE PREFERRED STOCKS 7.5%
FINANCIALS 4.3%
Capital Markets 2.9%
Lehman Brothers Holdings, Inc., 6.25%, 10/15/2007	482,000	12,758,540
Merrill Lynch & Co., Inc., 6.75%, 10/15/2007 þ	393,000	13,362,000
State Street Corp., 6.75%, 02/15/2006	49,000	10,221,400

		36,341,940

Insurance 0.8%
XL Capital, Ltd., 6.50%, 05/15/2007	431,000	9,891,450

Thrifts & Mortgage Finance 0.6%
Fannie Mae, 5.375%, 12/31/2049	85	7,851,695

HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Schering-Plough Corp., 6.00%, 09/14/2007	154,000	8,989,750

MATERIALS 0.4%
Chemicals 0.4%
Celanese Corp., 4.25%, 12/31/2049	241,000	5,458,650

UTILITIES 2.1%
Electric Utilities 1.0%
FPL Group, Inc., 8.00%, 02/16/2006 þ	129,200	8,060,788
PNM Resources, Inc., 6.75%, 05/16/2008	100,000	5,147,000

		13,207,788

Multi-Utilities 1.1%
Public Service Enterprise Group, Inc., 10.25%, 11/16/2005	181,000	13,394,000

Total Convertible Preferred Stocks (cost $94,829,598)		95,135,273

[4]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.5%
INDUSTRIALS 0.5%
Industrial Conglomerates 0.5%
Tyco International Group SA, 2.75%, 01/15/2018 (cost $6,187,881)	$4,700,000	$6,527,125

	Shares	Value

SHORT-TERM INVESTMENTS 6.7%
MUTUAL FUND SHARES 6.7%
Evergreen Institutional U.S. Government Money Market Fund ø	797,001	797,001
Navigator Prime Portfolioþþ	84,624,302	84,624,302

Total Short-Term Investments (cost $85,421,303)		85,421,303

Total Investments (cost $1,229,449,349) 105.3%		1,334,523,537
Other Assets and Liabilities (5.3%)		(67,375,050)

Net Assets 100.0%		$1,267,148,487

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,231,714,217. The gross unrealized appreciation and depreciation on securities based on tax cost was $136,388,294 and $33,578,974, respectively, with a net unrealized appreciation of $102,809,320.

[5]

EVERGREEN FUNDAMENTAL LARGE CAP FUND† SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 10.3%
Internet & Catalog Retail 0.9%
Amazon.com, Inc. * þ	122,742	$3,971,931
eBay, Inc. *	103,714	3,290,845

		7,262,776

Media 3.7%
Comcast Corp., Class A *	226,274	7,265,658
Omnicom Group, Inc.	97,340	8,069,486
Time Warner, Inc. *	381,929	6,420,226
Viacom, Inc., Class B	246,059	8,518,563

		30,273,933

Multi-line Retail 1.7%
J.C. Penney Co., Inc.	206,886	9,808,465
Nordstrom, Inc.	80,350	4,084,191

		13,892,656

Specialty Retail 2.4%
Best Buy Co., Inc.	111,178	5,596,700
Chico's FAS, Inc. * þ	241,766	6,196,463
Lowe's Companies, Inc.	148,162	7,720,722

		19,513,885

Textiles, Apparel & Luxury Goods 1.6%
Nike, Inc., Class B	101,143	7,768,794
Polo Ralph Lauren Corp., Class A	163,967	5,755,242

		13,524,036

CONSUMER STAPLES 8.1%
Beverages 1.5%
Diageo plc	426,635	6,319,390
PepsiCo, Inc.	109,913	6,115,559

		12,434,949

Food & Staples Retailing 2.1%
BJ's Wholesale Club, Inc. * þ	302,391	8,058,720
CVS Corp.	92,286	4,760,112
Wal-Mart Stores, Inc.	100,281	4,727,246

		17,546,078

Food Products 1.1%
General Mills, Inc.	178,377	8,811,824

Household Products 1.6%
Colgate-Palmolive Co.	171,445	8,536,247
Procter & Gamble Co.	76,883	4,163,214

		12,699,461

Tobacco 1.8%
Altria Group, Inc.	228,369	14,841,701

ENERGY 8.7%
Energy Equipment & Services 0.6%
Schlumberger, Ltd.	78,828	5,392,623

Oil, Gas & Consumable Fuels 8.1%
Apache Corp.	113,800	6,405,802
BP plc, ADR	265,046	16,141,301
ConocoPhillips	98,900	10,369,665
Exxon Mobil Corp.	483,784	27,590,202
Occidental Petroleum Corp.	83,452	5,758,188

		66,265,158

[1]

EVERGREEN FUNDAMENTAL LARGE CAP FUND† SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 20.5%
Capital Markets 4.4%
Bank of New York Co.	221,075	$6,176,836
Goldman Sachs Group, Inc.	44,874	4,792,094
Legg Mason, Inc.	73,447	5,204,454
Merrill Lynch & Co., Inc.	88,544	4,775,178
Morgan Stanley	84,406	4,441,444
State Street Corp.	117,661	5,439,468
T. Rowe Price Group, Inc.	95,600	5,274,252

		36,103,726

Commercial Banks 5.9%
Bank of America Corp.	377,141	16,986,431
North Fork Bancorp, Inc.	182,197	5,128,845
U.S. Bancorp	306,222	8,543,594
Wells Fargo & Co.	221,356	13,268,079
Zions Bancorp	67,469	4,724,854

		48,651,803

Consumer Finance 1.4%
American Express Co.	119,760	6,311,352
Capital One Financial Corp.	65,431	4,638,404

		10,949,756

Diversified Financial Services 4.1%
Citigroup, Inc.	537,466	25,239,403
JPMorgan Chase & Co.	241,357	8,565,760

		33,805,163

Insurance 3.3%
American International Group, Inc.	129,424	6,581,210
Chubb Corp.	109,067	8,919,499
Hartford Financial Services Group, Inc.	77,923	5,639,288
Prudential Financial, Inc.	106,218	6,070,359

		27,210,356

Real Estate 0.8%
Global Signal, Inc. REIT þ	220,000	6,564,800

Thrifts & Mortgage Finance 0.6%
Fannie Mae	93,839	5,062,614

HEALTH CARE 14.2%
Biotechnology 1.1%
Amgen, Inc. *	69,912	4,069,577
Genentech, Inc. *	74,373	5,276,021

		9,345,598

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	195,215	7,242,476
Medtronic, Inc.	121,373	6,396,357
Stryker Corp.	85,912	4,171,028
Zimmer Holdings, Inc. *	50,735	4,130,844

		21,940,705

Health Care Providers & Services 3.2%
Aetna, Inc.	157,894	11,584,683
Caremark Rx, Inc. *	216,048	8,652,723
WellPoint, Inc. *	47,547	6,074,129

		26,311,535

[2]

EVERGREEN FUNDAMENTAL LARGE CAP FUND† SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 7.2%
Abbott Laboratories	176,315	$8,667,645
Bristol-Myers Squibb Co.	239,698	6,232,148
Eli Lilly & Co.	79,450	4,645,442
Johnson & Johnson	245,945	16,879,205
Pfizer, Inc.	579,513	15,745,368
Wyeth	156,272	7,022,864

		59,192,672

INDUSTRIALS 11.1%
Aerospace & Defense 2.5%
Honeywell International, Inc.	118,728	4,245,714
Lockheed Martin Corp.	187,558	11,431,660
United Technologies Corp.	43,485	4,423,294

		20,100,668

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	90,215	6,433,232

Electrical Equipment 0.9%
Cooper Industries, Ltd., Class A	49,407	3,145,249
Rockwell Automation, Inc.	99,677	4,608,068

		7,753,317

Industrial Conglomerates 4.8%
3M Co.	52,786	4,036,545
General Electric Co.	771,660	27,934,092
Tyco International, Ltd.	230,300	7,210,693

		39,181,330

Machinery 2.1%
Deere & Co.	66,759	4,175,108
Donaldson Co., Inc. þ	267,937	7,971,126
ITT Industries, Inc.	58,851	5,323,661

		17,469,895

INFORMATION TECHNOLOGY 14.2%
Communications Equipment 3.0%
Cisco Systems, Inc. *	237,005	4,095,446
Corning, Inc. *	557,421	7,664,539
Motorola, Inc.	479,690	7,358,444
QUALCOMM, Inc.	161,512	5,635,154

		24,753,583

Computers & Peripherals 1.7%
Hewlett-Packard Co.	215,773	4,416,873
International Business Machines Corp.	57,700	4,407,126
Lexmark International, Inc., Class A *	73,680	5,117,076

		13,941,075

IT Services 0.9%
Accenture, Ltd., Class A *	328,974	7,138,736

Semiconductors & Semiconductor Equipment 3.5%
Altera Corp. *	619,493	12,842,090
Intel Corp.	184,910	4,349,083
Texas Instruments, Inc.	458,934	11,454,993

		28,646,166

[3]

EVERGREEN FUNDAMENTAL LARGE CAP FUND† SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 5.1%
Cadence Design Systems, Inc. * þ	475,302	$6,654,228
Microsoft Corp.	716,172	18,119,152
Oracle Corp. *	1,516,634	17,532,289

		42,305,669

MATERIALS 5.7%
Chemicals 2.6%
Air Products & Chemicals, Inc.	110,588	6,494,833
Dow Chemical Co.	127,915	5,875,136
Lyondell Chemical Co.	163,505	4,102,340
PPG Industries, Inc.	69,794	4,714,585

		21,186,894

Containers & Packaging 0.6%
Owens-Illinois, Inc. *	195,338	4,789,688

Metals & Mining 1.7%
Alcoa, Inc.	211,625	6,141,358
Massey Energy Co. þ	123,804	4,470,562
Phelps Dodge Corp. þ	43,260	3,713,871

		14,325,791

Paper & Forest Products 0.8%
Weyerhaeuser Co. þ	97,031	6,657,297

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc.	255,800	6,088,040
Sprint Corp.	164,931	3,671,364
Verizon Communications, Inc.	86,500	3,096,700

		12,856,104

Wireless Telecommunication Services 1.5%
Vodafone Group plc, ADR	122,800	3,209,992
Western Wireless Corp., Class A * þ	240,000	9,405,600

		12,615,592

UTILITIES 3.5%
Electric Utilities 3.1%
DPL, Inc. þ	160,271	4,077,294
E.ON AG	89,055	7,505,124
Exelon Corp.	104,524	5,173,938
PG&E Corp.	131,970	4,581,998
TXU Corp.	48,727	4,180,289

		25,518,643

Multi-Utilities 0.4%
MDU Resources Group, Inc.	131,690	3,559,581

Total Common Stocks (cost $700,520,240)		816,831,069

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional U.S. Government Money Market Fund ø	4,572,700	4,572,700
Navigator Prime Portfolioþþ	26,425,428	26,425,428

Total Short-Term Investments (cost $30,998,128)		30,998,128

Total Investments (cost $731,518,368) 103.2%		847,829,197
Other Assets and Liabilities (3.2%)		(26,211,274)

Net Assets 100.0%		$821,617,923

[4]

EVERGREEN FUNDAMENTAL LARGE CAP FUND† SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)

†	Effective at the close of business on April 15, 2005, Evergreen Growth and Income Fund changed its name to Evergreen Fundamental Large Cap Fund
*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $733,920,279. The gross unrealized appreciation and depreciation on securities based on tax cost was $132,337,499 and $18,428,581, respectively, with a net unrealized appreciation of $113,908,918.

[5]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 19.3%
Auto Components 0.4%
Johnson Controls, Inc.	11,200	$614,544

Automobiles 0.2%
Harley-Davidson, Inc.	6,500	305,630

Hotels, Restaurants & Leisure 0.5%
Applebee's International, Inc.	26,400	654,192

Household Durables 3.6%
Centex Corp.	11,200	646,464
KB Home	18,600	1,060,200
Lennar Corp., Class A	6,100	313,967
Pulte Homes, Inc.	22,900	1,636,205
Ryland Group, Inc.	5,100	313,140
Standard Pacific Corp.	13,700	981,057

		4,951,033

Media 4.3%
News Corp., Class A	106,500	1,627,320
Time Warner, Inc. *	76,200	1,280,922
Viacom, Inc., Class B	64,100	2,219,142
Walt Disney Co.	29,200	770,880

		5,898,264

Multi-line Retail 3.3%
Dollar General Corp.	116,500	2,370,775
Federated Department Stores, Inc.	37,200	2,139,000

		4,509,775

Specialty Retail 4.9%
Bed Bath & Beyond, Inc. *	20,800	773,968
Home Depot, Inc.	109,200	3,862,404
Lowe's Companies, Inc.	39,000	2,032,290

		6,668,662

Textiles, Apparel & Luxury Goods 2.1%
Jones Apparel Group, Inc.	45,300	1,379,385
Liz Claiborne, Inc.	41,100	1,456,173

		2,835,558

CONSUMER STAPLES 10.1%
Beverages 0.4%
Molson Coors Brewing Co., Class B	9,300	574,275

Food & Staples Retailing 2.1%
Kroger Co. *	58,300	919,391
SUPERVALU, Inc.	60,900	1,922,004

		2,841,395

Food Products 2.7%
Dean Foods Co. *	38,400	1,319,424
Sara Lee Corp.	114,800	2,455,572

		3,774,996

Household Products 1.7%
Kimberly-Clark Corp.	37,000	2,310,650

Tobacco 3.2%
Altria Group, Inc.	67,000	4,354,330

[1]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.6%
Oil, Gas & Consumable Fuels 6.6%
Ashland, Inc.	25,000	$1,681,000
ChevronTexaco Corp.	25,900	1,346,800
ConocoPhillips	14,400	1,509,840
Exxon Mobil Corp.	64,600	3,684,138
Valero Energy Corp.	10,900	746,977

		8,968,755

FINANCIALS 22.5%
Capital Markets 1.0%
Morgan Stanley	25,200	1,326,024

Commercial Banks 2.6%
Bank of America Corp.	48,300	2,175,432
National City Corp.	21,800	740,328
Wells Fargo & Co.	11,600	695,304

		3,611,064

Consumer Finance 2.3%
Capital One Financial Corp.	15,000	1,063,350
MBNA Corp.	80,200	1,583,950
Providian Financial Corp. *	29,500	491,765

		3,139,065

Diversified Financial Services 3.2%
Citigroup, Inc.	94,400	4,433,024

Insurance 10.3%
Allstate Corp.	53,300	2,993,328
AMBAC Financial Group, Inc.	17,000	1,136,450
American International Group, Inc.	26,100	1,327,185
Chubb Corp.	9,300	760,554
CNA Financial Corp. * þ	50,900	1,397,205
Hartford Financial Services Group, Inc.	20,600	1,490,822
Marsh & McLennan Companies, Inc.	22,300	625,069
MetLife, Inc.	34,900	1,357,610
Old Republic International Corp.	76,800	1,812,480
Protective Life Corp.	17,700	676,848
Torchmark Corp.	8,300	443,469

		14,021,020

Thrifts & Mortgage Finance 3.1%
Fannie Mae	26,900	1,451,255
Freddie Mac	19,600	1,205,792
Radian Group, Inc.	20,800	924,144
Washington Mutual, Inc.	17,000	702,440

		4,283,631

HEALTH CARE 15.2%
Health Care Equipment & Supplies 0.7%
Guidant Corp.	13,700	1,014,896

Health Care Providers & Services 2.6%
CIGNA Corp.	18,700	1,720,026
UnitedHealth Group, Inc.	19,000	1,795,690

		3,515,716

Pharmaceuticals 11.9%
Johnson & Johnson	69,700	4,783,511
Merck & Co., Inc.	150,200	5,091,780
Pfizer, Inc.	236,800	6,433,856

		16,309,147

[2]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 4.0%
Aerospace & Defense 1.2%
Honeywell International, Inc.	27,500	$983,400
United Technologies Corp.	7,000	712,040

		1,695,440

Commercial Services & Supplies 1.0%
Cendant Corp.	66,400	1,322,024

Industrial Conglomerates 1.8%
General Electric Co.	67,700	2,450,740

INFORMATION TECHNOLOGY 7.2%
Computers & Peripherals 3.3%
Dell, Inc. *	58,400	2,034,072
Hewlett-Packard Co.	43,600	892,492
Lexmark International, Inc., Class A *	23,300	1,618,185

		4,544,749

Electronic Equipment & Instruments 0.6%
Ingram Micro, Inc., Class A *	45,100	751,366

IT Services 1.0%
First Data Corp.	37,200	1,414,716

Software 2.3%
Microsoft Corp.	123,200	3,116,960

TELECOMMUNICATION SERVICES 8.4%
Diversified Telecommunication Services 8.4%
BellSouth Corp.	94,600	2,505,954
Iowa Telecommunication Services, Inc.	38,900	742,990
SBC Communications, Inc.	184,600	4,393,480
Verizon Communications, Inc.	107,600	3,852,080

		11,494,504

UTILITIES 2.3%
Electric Utilities 1.0%
American Electric Power Co., Inc.	39,000	1,373,580

Multi-Utilities 1.3%
Sempra Energy	43,700	1,764,606

Total Common Stocks (cost $129,390,570)		130,844,331

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional Money Market Fund ø	5,659,895	5,659,895
Navigator Prime Portfolio þþ	394,308	394,308

Total Short-Term Investments (cost $6,054,203)		6,054,203

Total Investments (cost $135,444,773) 100.0%		136,898,534
Other Assets and Liabilities 0.0%		21,966

Net Assets 100.0%		$136,920,500

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $136,180,831. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,402,673 and $5,684,970, respectively, with a net unrealized appreciation of $717,703.

[3]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 19.2%
Auto Components 1.7%
BorgWarner, Inc.	155,000	$7,086,600

Hotels, Restaurants & Leisure 1.2%
Intrawest Corp.	250,000	5,035,000

Household Durables 1.9%
WCI Communities, Inc.	280,000	7,848,400

Media 3.3%
Cadmus Communications Corp.	235,000	3,525,000
Citadel Broadcasting Corp. *	300,000	3,771,000
Cumulus Media, Inc., Class A	300,000	3,894,000
Journal Register Co. *	150,000	2,373,000

		13,563,000

Specialty Retail 11.1%
Aeropostale, Inc. *	115,000	3,211,950
Barnes & Noble, Inc. *	250,000	8,900,000
Claire's Stores, Inc.	550,000	12,001,000
Foot Locker, Inc.	375,000	9,997,500
GameStop Corp.	364,000	8,495,760
Group 1 Automotive, Inc. *	118,300	2,975,245

		45,581,455

CONSUMER STAPLES 3.1%
Food Products 2.3%
Chiquita Brands International, Inc.	210,000	5,260,500
Smithfield Foods, Inc. *	135,300	4,094,178

		9,354,678

Household Products 0.8%
Spectrum Brands, Inc. *	90,000	3,279,600

ENERGY 10.5%
Energy Equipment & Services 3.3%
Maverick Tube Corp. *	205,200	5,969,268
Superior Energy Services, Inc. *	525,000	7,812,000

		13,781,268

Oil, Gas & Consumable Fuels 7.2%
Cimarex Energy Co. *	150,000	5,325,000
Encore Aquisition Co.	180,000	6,609,600
Forest Oil Corp. *	260,000	10,017,800
Vintage Petroleum, Inc.	270,000	7,800,300

		29,752,700

FINANCIALS 17.2%
Commercial Banks 6.6%
Alabama National BanCorp	49,405	2,824,978
AmericanWest Bancorp	54,700	1,019,061
First State Bancorp	192,000	3,360,000
Prosperity Bancshares, Inc.	190,000	4,854,500
Sky Financial Group, Inc.	300,000	7,830,000
South Financial Group, Inc.	285,000	7,521,150

		27,409,689

Consumer Finance 0.5%
Cash America International, Inc.	150,000	2,227,500

[1]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 7.2%
Bristol West Holdings, Inc.	420,000	$6,333,600
HCC Insurance Holdings, Inc.	285,000	10,137,450
Hilb, Rogal & Hobbs Co.	144,000	5,041,440
RenaissanceRe Holdings, Ltd.	63,000	2,820,510
RLI Corp.	120,000	5,148,000

		29,481,000

Real Estate 0.9%
First Industrial Realty Trust, Inc. REIT	100,000	3,820,000

Thrifts & Mortgage Finance 2.0%
Radian Group, Inc.	55,000	2,443,650
Webster Financial Corp.	125,000	5,681,250

		8,124,900

HEALTH CARE 7.8%
Health Care Providers & Services 7.8%
Coventry Health Care, Inc. *	225,000	15,396,750
Owens & Minor, Inc.	290,000	8,412,900
Pediatrix Medical Group, Inc. *	122,000	8,306,980

		32,116,630

INDUSTRIALS 21.5%
Aerospace & Defense 0.7%
Herley Industries, Inc. *	160,000	2,900,800

Air Freight & Logistics 2.0%
Pacer International, Inc.	400,000	8,292,000

Building Products 0.7%
American Woodmark Corp.	95,800	3,050,272

Commercial Services & Supplies 4.2%
Banta Corp.	120,000	4,996,800
FTI Consulting, Inc. *	240,000	5,299,200
United Stationers, Inc. *	170,000	7,170,600

		17,466,600

Construction & Engineering 1.2%
Granite Construction, Inc.	210,000	4,741,800

Electrical Equipment 1.3%
Ametek, Inc.	140,000	5,301,800

Machinery 7.9%
AGCO Corp. *	365,000	6,278,000
Barnes Group, Inc.	230,000	6,612,500
Commercial Vehicle Group, Inc.	220,000	4,241,600
Pentair, Inc.	170,000	6,762,600
Wabash National Corp. *	340,000	8,670,000

		32,564,700

Marine 1.4%
Kirby Corp. *	140,000	5,703,600

Road & Rail 2.1%
Yellow Roadway Corp. *	175,000	8,575,000

[2]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 11.6%
Communications Equipment 1.2%
NETGEAR, Inc.	320,000	$5,161,600

Electronic Equipment & Instruments 5.1%
Aeroflex, Inc. *	650,000	5,154,500
Arrow Electronics, Inc. *	350,000	8,519,000
Benchmark Electronics, Inc. *	275,000	7,436,000

		21,109,500

Internet Software & Services 1.0%
United Online, Inc.	470,000	4,131,300

IT Services 1.3%
Perot Systems Corp., Class A *	410,000	5,178,300

Semiconductors & Semiconductor Equipment 3.0%
Cypress Semiconductor Corp. *	250,000	2,997,500
International Rectifier Corp. *	220,000	9,358,800

		12,356,300

MATERIALS 6.4%
Chemicals 3.1%
Cytec Industries, Inc.	164,400	7,582,128
Scotts Miracle-Gro Co., Class A *	70,000	5,068,000

		12,650,128

Containers & Packaging 1.3%
AptarGroup, Inc.	115,000	5,546,450

Paper & Forest Products 2.0%
Schweitzer-Mauduit International, Inc.	275,000	8,035,500

Total Common Stocks (cost $351,533,736)		401,228,070

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Money Market Fund ø (cost $10,577,637)	10,577,637	10,577,637

Total Investments (cost $362,111,373) 99.9%		411,805,707
Other Assets and Liabilities 0.1%		307,039

Net Assets 100.0%		$412,112,746

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $362,537,307. The gross unrealized appreciation and depreciation on securities based on tax cost was $64,074,718 and $14,806,318, respectively, with a net unrealized appreciation of $49,268,400.

[3]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 20.0%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc. þ	224,911	$4,489,224
Cooper Tire & Rubber Co. þ	836,683	14,600,118

		19,089,342

Hotels, Restaurants & Leisure 6.3%
Jack In The Box, Inc. * þ	760,406	27,800,443
La Quinta Corp. *	3,247,250	28,251,075
Lone Star Steakhouse & Saloon, Inc.	718,941	20,381,977
Papa John's International, Inc. * þ	363,850	12,472,778
Ryan's Restaurant Group, Inc. * þ	1,400,399	17,757,059
Triarc Companies, Inc., Class B þ	2,729,766	35,050,196

		141,713,528

Household Durables 3.5%
Cavco Industries, Inc. *	414,433	10,982,474
Dixie Group, Inc. * þ	274,075	4,111,125
Ethan Allen Interiors, Inc. þ	128,890	3,883,456
La-Z-Boy, Inc. þ	1,229,000	14,551,360
Skyline Corp. þ	159,999	5,775,964
Snap-On, Inc. þ	615,000	20,399,550
Tupperware Corp. þ	919,655	19,404,721

		79,108,650

Media 3.0%
Liberty Corp. þ	539,206	19,551,610
ProQuest Co. * þ	727,945	23,614,536
Valassis Communications, Inc. *	414,342	14,605,555
World Wrestling Entertainment, Inc. þ	813,471	8,696,005

		66,467,706

Specialty Retail 3.8%
Burlington Coat Factory Warehouse Corp.	437,033	12,040,259
Christopher & Banks Corp. þ	182,265	2,846,979
Deb Shops, Inc.	218,309	5,232,867
Group 1 Automotive, Inc. * þ	215,655	5,423,723
Movie Gallery, Inc. þ	437,287	11,819,868
Payless ShoeSource, Inc. *	1,190,505	16,262,298
Pier 1 Imports, Inc. þ	709,946	10,308,416
Zale Corp. * þ	828,871	22,404,383

		86,338,793

Textiles, Apparel & Luxury Goods 2.5%
Cutter & Buck, Inc.	276,650	3,729,242
Kellwood Co. þ	955,109	24,393,484
Russell Corp. þ	614,147	10,753,714
Stride Rite Corp. þ	1,499,956	18,299,463

		57,175,903

CONSUMER STAPLES 4.9%
Food & Staples Retailing 1.6%
Casey's General Stores, Inc. þ	1,679,177	28,344,508
The Topps Co., Inc. þ	981,137	8,457,401

		36,801,909

[1]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.2%
Corn Products International, Inc.	569,438	$12,539,025
Del Monte Foods Co. þ	331,536	9,581,390
Delta & Pine Land Co. þ	890,855	22,449,546
Tootsie Roll Industries, Inc. þ	179,916	5,555,811

		50,125,772

Household Products 0.3%
Spectrum Brands, Inc. * þ	160,252	5,839,583

Tobacco 0.8%
Universal Corp. þ	377,313	17,224,338

ENERGY 6.5%
Energy Equipment & Services 1.8%
Atwood Oceanics, Inc. *	358,860	20,480,140
Global Industries, Ltd. * þ	737,015	7,104,825
Tidewater, Inc. þ	359,490	12,391,620

		39,976,585

Oil, Gas & Consumable Fuels 4.7%
Cabot Oil & Gas Corp., Class A	721,367	21,237,030
Forest Oil Corp. * þ	569,221	21,932,085
Stone Energy Corp. * þ	734,775	33,020,789
Whiting Petroleum Corp. * þ	972,516	29,438,059

		105,627,963

FINANCIALS 19.4%
Capital Markets 3.7%
Apollo Investment Corp. * þ	1,071,193	16,989,121
Investment Technology Group, Inc. *	2,308,610	43,886,676
Knight Capital Group, Inc. þ	1,550,403	13,069,897
Piper Jaffray Companies * þ	229,400	6,342,910
Westwood Holdings Group, Inc. *	133,899	2,295,029

		82,583,633

Commercial Banks 2.6%
BancorpSouth, Inc. þ	229,100	4,850,047
First Citizens BancShares, Inc. þ	183,445	23,576,351
Hancock Holding Co. þ	569,614	16,985,889
Mid-State Bancshares, Inc. þ	528,513	12,885,147
Washington Trust Bancorp, Inc. þ	27,599	670,932

		58,968,366

Consumer Finance 1.7%
MoneyGram International, Inc.	1,942,275	37,680,135

Insurance 7.5%
Assured Guaranty, Ltd.	1,604,570	30,583,104
CNA Surety Corp. * þ	623,836	8,197,205
Endurance Specialty Holdings, Ltd.	704,050	25,486,610
Harleysville Group, Inc.	461,214	9,588,639
Hilb, Rogal and Hobbs Co. þ	322,514	11,291,215
Horace Mann Educators Corp.	199,729	3,271,561
IPC Holdings, Ltd.	637,235	23,979,153
LandAmerica Financial Group, Inc. þ	328,976	16,317,210
Navigators Group, Inc. *	183,366	5,867,712
Stewart Information Services Corp. þ	651,071	23,451,577
U.S.I. Holdings Corp. * þ	996,823	11,303,973

		169,337,959

[2]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 2.0%
Forest City Enterprises, Inc.	317,502	$20,050,252
Post Properties, Inc. REIT	751,259	24,476,018

		44,526,270

Thrifts & Mortgage Finance 1.9%
NetBank, Inc. þ	1,723,495	14,149,894
NewAlliance Bancshares, Inc. þ	2,241,737	29,366,755

		43,516,649

HEALTH CARE 5.2%
Health Care Equipment & Supplies 4.0%
Analogic Corp. þ	492,451	20,540,131
Edwards Lifesciences Corp. * þ	314,014	13,829,177
Millipore Corp. * þ	313,328	15,108,676
Viasys Healthcare, Inc. *	1,005,353	21,353,698
West Pharmaceutical Services, Inc. þ	723,086	19,046,085

		89,877,767

Health Care Providers & Services 1.0%
Per-Se Technologies, Inc. * þ	1,405,264	21,865,908

Pharmaceuticals 0.2%
Par Pharmaceutical Companies, Inc. * þ	178,800	5,369,364

INDUSTRIALS 17.8%
Aerospace & Defense 0.9%
GenCorp, Inc. þ	772,481	14,684,864
Ladish Co., Inc. *	441,704	5,322,533

		20,007,397

Building Products 0.3%
Apogee Enterprises, Inc. þ	532,467	6,858,175

Commercial Services & Supplies 5.9%
Adesa, Inc.	521,846	12,623,455
Banta Corp.	486,520	20,258,693
Deluxe Corp. þ	481,328	19,219,427
Heidrick & Struggles International, Inc. * þ	369,464	9,554,339
Imagistics International, Inc. * þ	309,624	8,313,404
John H. Harland Co. þ	1,061,655	38,219,580
Spherion Corp. * þ	660,668	3,706,347
Tetra Tech, Inc. þ	709,300	7,511,487
Viad Corp.	487,130	12,543,598

		131,950,330

Electrical Equipment 1.3%
A.O. Smith Corp. þ	272,476	7,765,566
Genlyte Group, Inc. *	279,616	22,184,734

		29,950,300

Machinery 6.6%
AGCO Corp. * þ	485,912	8,357,686
Ampco-Pittsburgh Corp. þ	298,825	3,654,630
Briggs & Stratton Corp. þ	766,559	24,813,515
Crane Co.	534,983	13,695,565
EnPro Industries, Inc. * þ	385,744	9,701,461
Gardner Denver, Inc. þ	337,000	12,313,980
[3]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Joy Global, Inc. þ	860,752	$29,153,670
Kadant, Inc. *	982,799	16,904,143
Mueller Industries, Inc.	1,052,088	27,249,079
Supreme Industries, Inc., Class A	414,776	2,841,216

		148,684,945

Road & Rail 2.8%
Arkansas Best Corp. þ	890,542	28,078,789
Dollar Thrifty Automotive Group, Inc. * þ	416,414	14,095,614
RailAmerica, Inc. * þ	538,369	5,555,968
USF Corp. þ	346,873	14,787,196

		62,517,567

INFORMATION TECHNOLOGY 9.3%
Communications Equipment 2.2%
3Com Corp. * þ	1,367,528	4,307,713
Belden CDT, Inc. þ	1,377,001	25,254,198
CommScope, Inc. * þ	1,281,430	18,093,792
Enterasys Networks, Inc. *	2,687,472	1,934,980

		49,590,683

Computers & Peripherals 3.8%
Adaptec, Inc. *	1,267,222	4,638,033
Advanced Digital Information Corp. * þ	421,098	2,909,787
Brocade Communications Systems, Inc. * þ	1,159,477	5,055,320
Electronics for Imaging, Inc. * þ	262,101	4,303,698
Imation Corp. þ	840,266	29,300,075
Intergraph Corp. * þ	780,005	23,064,748
Quantum Corp. * þ	3,778,448	9,068,275
Western Digital Corp. *	519,279	6,589,651

		84,929,587

Electronic Equipment & Instruments 1.3%
AVX Corp. þ	672,541	7,323,971
Kemet Corp. * þ	560,715	3,504,469
Technitrol, Inc. * þ	1,490,921	19,352,155

		30,180,595

Semiconductors & Semiconductor Equipment 1.3%
Cabot Microelectronics Corp. þ	171,847	4,947,475
Credence Systems Corp. * þ	802,196	5,045,813
Lattice Semiconductor Corp. * þ	1,573,559	7,175,429
Standard Microsystems Corp. * þ	790,392	11,184,046

		28,352,763

Software 0.7%
Borland Software Corp. þ	1,417,000	8,232,770
Transaction Systems Architects, Inc., Class A *	348,041	7,214,890

		15,447,660

MATERIALS 9.9%
Chemicals 4.1%
A. Schulman, Inc. þ	1,022,542	17,076,451
American Pacific Corp. þ	344,432	2,686,570
Arch Chemicals, Inc. þ	837,197	21,582,939
FMC Corp. * þ	348,448	17,073,952
H.B. Fuller Co. þ	847,154	25,685,709
Octel Corp. þ	430,351	7,402,037

		91,507,658

[4]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.0%
Eagle Materials, Inc. þ	308,113	$23,185,503

Containers & Packaging 2.8%
Owens-Illinois, Inc. *	661,218	16,213,065
Packaging Corporation of America þ	895,660	20,053,828
Rock-Tenn Co., Class A þ	1,385,068	14,058,440
Silgan Holdings, Inc. *	186,952	11,437,723

		61,763,056

Metals & Mining 0.7%
Bayou Steel Corp. *	94,355	2,158,371
Quanex Corp. þ	193,353	9,756,592
Roanoke Electric Steel Corp. þ	205,638	4,061,351

		15,976,314

Paper & Forest Products 1.3%
Deltic Timber Corp. þ	204,446	7,247,611
Neenah Paper, Inc. þ	759,506	22,853,535

		30,101,146

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.0%
Commonwealth Telephone Enterprises, Inc. * þ	966,036	44,882,033

Wireless Telecommunication Services 0.3%
Leap Wireless International, Inc. * þ	232,469	5,518,814

UTILITIES 3.2%
Electric Utilities 2.5%
Allete, Inc. þ	838,507	34,940,587
El Paso Electric Co. * þ	1,072,650	20,927,401

		55,867,988

Gas Utilities 0.7%
Atmos Energy Corp. þ	635,591	16,716,044

Total Common Stocks (cost $1,901,916,924)		2,213,204,681

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.0%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
Gadzooks, Inc., 5.00%, 10/07/2008 •  + (cost $3,915,000)	$3,915,000	0

	Shares	Value

SHORT-TERM INVESTMENTS 21.0%
MUTUAL FUND SHARES 21.0%
Evergreen Institutional Money Market Fund ø	41,120,981	41,120,981
Navigator Prime Portfolio þþ	431,420,915	431,420,915

Total Short-Term Investments (cost $472,541,896)		472,541,896

Total Investments (cost $2,378,373,820) 119.5%		2,685,746,577
Other Assets and Liabilities (19.7%)		(438,893,542)

Net Assets 100.0%		$2,246,853,035

[5]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)

þ	All or a portion of this security is on loan.
*	Non-income producing security
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
REIT	Real Estate Investment Trust

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $2,381,149,443.   The gross unrealized appreciation and depreciation on securities based on tax cost was $392,912,890 and $87,415,306, respectively, with a net unrealized appreciation of $305,497,584.

[6]

Item 2 – Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: June 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: June 27, 2005